Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (153,660)	$ 852,499	$ 32,696
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	139,495	75,131
Loss on disposal of property, plant and equipment	20,676
Changes in assets and liabilities:
Accounts receivable	(231,821)	(7,152)
Deposits and other assets	(320,988)	(29,842)
Accrued liabilities	183,346	16,236	576
Contract liabilities	(561,427)	958,314
Amount due from (to) a director	4,980	(345,028)	27,942
Deferred tax assets	15,893	(4,539)
Income tax payable	78,070	149,627	2,731
Operating lease liabilities	(85,245)	(42,378)
Net (used in) cash provided by operating activities	(910,681)	1,622,868	63,945
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of property and equipment	(687,059)	(75,215)
Net cash used in investing activity	(687,059)	(75,215)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of offering costs for related to IPO	(1,192,106)	(181,688)
Proceeds from issuance of shares pursuant to IPO	6,440,000
Advanced by a director	680,185
Repayment from a director	(340,988)
Net cash used in financing activities	5,587,091	(181,688)
Net increase in cash and cash equivalents	3,989,351	1,365,965	63,945
Effect of foreign currency translation on cash and cash equivalents	(3,570)	4,583	76
Cash and cash equivalents, beginning of year	1,441,024	70,476	6,455
Cash and cash equivalents, end of year	5,426,805	1,441,024	70,476
Non-Cash Transactions:
Right-of-use assets obtained in exchange for new operating lease obligations	2,140,510	95,174
Termination of right-of-use assets and lease liabilities	27,071
Supplementary cash flow information:
Interest received	22,868	86
Interest paid	$ 50,516	$ 3,770